Cover	May 10, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2022
Entity File Number	001-36369
Entity Registrant Name	Bluerock Residential Growth REIT, Inc.
Entity Central Index Key	0001442626
Entity Tax Identification Number	26-3136483
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	32nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	843-1601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	BRG
Security Exchange Name	NYSEAMER
Cumulative Preferred Stock | Series C [Member]
Document Information [Line Items]
Title of 12(b) Security	7.625% Series C Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	BRG
Security Exchange Name	NYSEAMER
Cumulative Preferred Stock | Series D [Member]
Document Information [Line Items]
Title of 12(b) Security	7.125% Series D Cumulative Preferred Stock, $0.01 par value per share
Trading Symbol	BRG
Security Exchange Name	NYSEAMER